CONSOLIDATED FINANCIAL STATEMENT DETAILS - Supplemental Disclosure of Cash Flow Information (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid (received) during the year for:
Interest	$ 10,653	$ 6,529
Income tax payments	957	$ 103
Income tax refunds	$ (70)